Business, Organization, and Liquidity	12 Months Ended
Dec. 31, 2019
Notes
Business, Organization, and Liquidity	Note 1. Business, Organization, and Liquidity

Business and Organization

Bergio International, Inc. (the “Company”) was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc. On October 21, 2009, as a result of a Share Exchange Agreement, the corporation’s name was changed to Bergio International, Inc. The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered in Fairfield, New Jersey. The Company also two retail stores located in Closter, NJ and Atlantic City, NJ. The Company’s intent is to take advantage of the Bergio brand and establish a chain of retail stores worldwide. Our branded product lines are products and/or collections designed by our designer and CEO Berge Abajian and will be the centerpiece of our retail stores.

In September 2019, Bergio International, Inc. filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-10,000 reverse stock split of the Company’s common stock. All share and per share data has been adjusted to reflect such stock split.

On February 19, 2020, the Company changed its state of incorporation to the State of Wyoming.

Basis of Presentation

In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments necessary consisting of normal recurring adjustments to present fairly the financial position of the Company as of December 31, 2019, the results of operations for the years ended December 31, 2019 and 2018, and statements of cash flows for the years ended December 31, 2019 and 2018. The financial statements have been prepared in accordance with the requirements of Form 10-K.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates continuation of the Company as a going concern.

The Company has suffered recurring losses, and at December 31, 2019, the Company had a stockholders’ deficit of $612,716. As of December 31, 2019, the Company had only $22,790 cash on hand and $532,616 in convertible debentures due on December 31, 2019. These factors raise substantial doubt about the Company's ability to continue as a going concern. The recoverability of a major portion of the recorded asset amounts shown in the accompanying consolidated balance sheet is dependent upon continued operations of the Company, which in turn, is dependent upon the Company's ability to raise capital and/or generate positive cash flows from operations.

In addition to obtaining new customers and increasing sales to existing customers, management plans to achieve profitability by also establishing Bergio as a holding company for the purpose of establishing retails stores worldwide. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue in existence.